Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Retirement Benefits [Abstract]
Schedule of Expense Related to Defined Benefit Plan

Expense related to the non-U.S. defined benefit plan was as follows:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Service cost	$296	$242	$843	$717
Interest cost	166	169	474	503
Expected return on plan assets	(79)	(83)	(231)	(247)
Amortization of net transition asset	—	(4)	—	(10)
Amortization of prior service cost	2	2	6	6
Actuarial loss	47	24	126	72

Net periodic pension expense	$432	$350	$1,218	$1,041

Expense related to the non-U.S. defined benefit plan was as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Service cost	$800	$961
Interest cost	612	674
Expected return on plan assets	(325)	(331)
Net acquired/transferred obligation	37	—
Amortization of net transition asset	(14)	(14)
Amortization of prior service cost	9	8
Actuarial loss	101	96

Net periodic pension expense	$1,220	$1,394

Schedule of Changes in the Benefit Obligations and Plan Assets

Changes in the benefit obligations and plan assets for the non-U.S. defined benefit plan were as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Obligation and funded status of plan:
Benefit obligation at beginning of year	$9,950	$10,840
Service cost	800	961
Interest cost	612	674
Acquisitions/transferred employees	37	—
Benefits paid	(474)	(938)
Actuarial loss	(19)	690
Foreign currency exchange rate changes	(66)	368

Benefit obligation at end of year	$10,840	$12,595

Change in plan assets:
Fair value of plan assets at beginning of year	$5,350	$5,171
Actual return on plan assets	2	434
Employer contributions	453	932
Benefits paid	(595)	(1,130)
Foreign currency exchange rate changes	(39)	172

Fair value of plan assets at end of year	$5,171	$5,579

Underfunded status at end of year	$(5,669)	$(7,016)

Schedule of Defined Benefit Plan Projected Benefit Obligation in Excess of Plan Assets

The following table presents the obligations and asset information for the non-U.S. defined benefit plan that has a projected benefit obligation in excess of plan assets:

	March 29, 2019	March 27, 2020
Projected benefit obligations	$10,840	$12,595
Plan assets	5,171	5,579
Accumulated benefit obligations	6,833	7,818

Schedule of Amounts Recorded in AOCI for Defined Benefit Plan

The amounts recorded in AOCI for the non-U.S. defined benefit plan for the fiscal years ended March 29, 2019 and March 27, 2020, are further detailed below:

	Net Transition Obligation (Asset)	Net Actuarial Loss	Prior Service Costs	Total
Balance, March 30, 2018, net of tax	$(20)	$1,485	$17	$1,482
2019 change in AOCI for non-U.S. defined benefit plan	127	825	(1)	951

Amounts in AOCI before tax	107	2,310	16	2,433
Less tax expense	32	693	5	730

Balance, March 29, 2019, net of tax	$75	$1,617	$11	$1,703
2020 change in AOCI for non-U.S. defined benefit plan	244	1,264	(3)	1,505

Amounts in AOCI before tax	319	2,881	8	3,208
Less tax expense	95	864	3	962

Balance, March 27, 2020, net of tax	$224	$2,017	$5	$2,246

Schedule of Weighted-average Assumptions Used to Determine Projected Benefit Obligation and Net Periodic Benefit Cost

Weighted-Average Assumptions Used to Determine Projected Benefit Obligation

	March 29, 2019	March 27, 2020
Non-U.S. assumed discount rate	6.41%	4.98%
Non-U.S. rate of compensation increase	5.00%	5.00%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	March 29, 2019	March 27, 2020
Non-U.S. assumed discount rate	6.41%	4.98%
Non-U.S. expected long-term return on plan assets	6.00%	5.20%
Non-U.S. rate of compensation increase	5.00%	5.00%

Fair Value of Entity's Plan Assets

The table below sets forth the fair value of the entity’s plan assets as of December 25, 2020 and March 27, 2020, using the same three-level hierarchy of fair value inputs described in the significant accounting policies included in the audited consolidated financial statements as of March 27, 2020 and for the year then ended, which are included in the previously filed Prospectus.

	Fair Value at December 25, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,826	$1,826	$—	$—
Unit investment trust fund	1,155	—	1,155	—
Loans	562	—	—	562
Bonds	1,193	—	1,193	—
Stocks and other investments	2,353	1,205	1	1,147

Total	$7,089	$3,031	$2,349	$1,709

	Fair Value at March 27, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,260	$1,260	$—	$—
Unit investment trust fund	897	—	897	—
Loans	756	—	—	756
Bonds	1,094	—	1,094	—
Stocks and other investments	1,572	1,207	1	364

Total	$5,579	$2,467	$1,992	$1,120

The table below sets forth the fair value of the entity’s plan assets as of March 29, 2019 and March 27, 2020, using the same three-level hierarchy of fair value inputs described in Note 1, “Nature of the Business and Basis of Presentation”:

	Fair Value at March 29, 2019	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$805	$805	$—	$—
Unit investment trust fund	747	—	747	—
Loans	760	—	—	760
Bonds	1,160	—	1,160	—
Stocks and other investments	1,699	1,345	1	353

Total	$5,171	$2,150	$1,908	$1,113

	Fair Value at March 27, 2020	Level 1	Level 2	Level 3
Assets of non-U.S. defined benefit plan:
Government securities	$1,260	$1,260	$—	$—
Unit investment trust fund	897	—	897	—
Loans	756	—	—	756
Bonds	1,094	—	1,094	—
Stocks and other investments	1,572	1,207	1	364

Total	$5,579	$2,467	$1,992	$1,120

Schedule of Changes in Fair Value of Level 3 Plan Assets

The following table shows the change in fair value of Level 3 plan assets for the nine-month period ended December 25, 2020:

	Level 3 Non-U.S. Defined Plan Assets
	Loans	Stocks
Balance at March 27, 2020	$756	$364
Additions during the year	207	—
Redemptions during the year	(440)	—
Revaluation of equity securities	—	753
Change in foreign currency exchange rates	39	30

Balance at December 25, 2020	$562	$1,147

The following table shows the change in fair value of Level 3 plan assets for the fiscal year ended March 29, 2019 and March 27, 2020:

	Level 3 Non-U.S. Defined Plan Assets
	Loans	Stocks
Balance at March 30, 2018	$600	$355
Additions during the year	489	—
Redemptions during the year	(324)	—
Change in foreign currency exchange rates	(5)	(2)

Balance at March 29, 2019	$760	$353
Additions during the year	271	—
Redemptions during the year	(300)	—
Change in foreign currency exchange rates	25	11

Balance at March 27, 2020	$756	$364

Schedule of Benefits Expected to Be Paid to Participants From the Plans

Estimated Future Benefit Payments

The following table projects the benefits expected to be paid to participants from the plans in each of the following fiscal years. The majority of the payments will be paid from plan assets, not company assets.

Pension Benefits
2021	$1,044
2022	1,194
2023	1,138
2024	849
2025	1,024
Thereafter	6,041

Total	$11,290